Business Combination (Details) - Schedule of Acquisition in Purchase Price Allocation Depreciation and Amortization (Parentheticals) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Acquisition in Purchase Price Allocation Depreciation and Amortization [Abstract]
Class A Common shares for Option Agreement	10,000	10,000
Class A Common shares	200,000	200,000
Class B Units	1,800,000	1,800,000
Preferred Units	1,500,000	1,500,000